Employee Benefit Plans (Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in AOCL [Roll Forward]
Accumulated Other Comprehensive Income, Beginning Balance	$ (120,491)
Net actuarial loss	(27,351)	$ (2,323)	$ (46,008)
Amortization of prior service credit	(181)	(181)	(181)
Amortization of actuarial loss	5,820	10,352	6,371
Settlement cost	2,606	1,964	2,460
Total other comprehensive loss	(41,586)	17,087	(36,337)
Accumulated Other Comprehensive Income, Ending Balance	(162,077)	(120,491)
Pension Plan [Member]
Changes in AOCL [Roll Forward]
Accumulated Other Comprehensive Income, Beginning Balance	(88,602)	(97,226)	(58,584)
Net actuarial loss	(24,051)	(2,922)	(46,543)
Amortization of prior service credit	(181)	(181)	(181)
Amortization of actuarial loss	5,489	9,763	5,622
Settlement cost	2,606	1,964	2,460
Total other comprehensive loss	(16,137)	8,624	(38,642)
Accumulated Other Comprehensive Income, Ending Balance	(104,739)	(88,602)	(97,226)
Other Postretirement Benefits [Member]
Changes in AOCL [Roll Forward]
Accumulated Other Comprehensive Income, Beginning Balance	(5,409)	(6,597)	(7,881)
Net actuarial loss	(3,300)	599	535
Amortization of prior service credit	0	0	0
Amortization of actuarial loss	331	589	749
Settlement cost	0	0	0
Total other comprehensive loss	(2,969)	1,188	1,284
Accumulated Other Comprehensive Income, Ending Balance	$ (8,378)	$ (5,409)	$ (6,597)